Schedule of Investments (unaudited)	iShares® Copper and Metals Mining ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Metals & Mining — 99.9%
29Metals Ltd.(a)	35,379	$15,535
Al Masane Al Kobra Mining Co.	3,425	49,137
Anglo American PLC	4,542	113,671
Antofagasta PLC	16,227	346,965
Baiyin Nonferrous Group Co. Ltd.	40,600	15,327
BHP Group Ltd.	11,688	399,316
Capstone Mining Corp.(a)	38,400	186,921
Chengtun Mining Group Co. Ltd., Class A(a)	1,600	974
China Nonferrous Mining Corp Ltd.	104,000	68,356
CMOC Group Ltd., Class A	7,300	5,325
ERO Copper Corp.(a)	7,751	122,549
Evolution Mining Ltd.	13,183	35,467
Filo Corp., NVS(a)	7,744	123,373
First Quantum Minerals Ltd.	26,621	217,983
Freeport-McMoRan Inc.	10,045	427,616
Glencore PLC	22,279	133,920
Grupo Mexico SAB de CV, Series B	79,909	443,191
Hudbay Minerals Inc.	31,238	171,861
Ivanhoe Mines Ltd., Class A(a)	32,826	318,338
Jiangxi Copper Co. Ltd., Class A	10,800	27,056
Jinchuan Group International Resources Co. Ltd.	236,000	19,646
KGHM Polska Miedz SA	7,043	219,698
Lundin Mining Corp.	29,117	238,201
MMG Ltd.(a)	256,000	75,698
Newmont Corp.	3,198	132,365
Nittetsu Mining Co. Ltd.	1,200	44,198
Rio Tinto PLC, ADR	2,520	187,639
Sandfire Resources Ltd.(a)(b)	40,916	204,678
Southern Copper Corp.	4,135	355,900
Security	Shares	Value

Metals & Mining (continued)
Teck Resources Ltd., Class B	3,339	$141,140
Vale SA	12,000	190,064
WA1 Resources Ltd., NVS	3,501	29,598
Western Mining Co. Ltd., Class A	12,400	24,812
Yunnan Copper Co. Ltd.	10,400	15,884
Zijin Mining Group Co. Ltd., Class A	9,100	15,898
		5,118,300

Total Long-Term Investments — 99.9%
(Cost: $4,911,418)		5,118,300

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	178,556	178,663

Total Short-Term Securities — 3.5%
(Cost: $178,635)		178,663

Total Investments — 103.4%
(Cost: $5,090,053)		5,296,963

Liabilities in Excess of Other Assets — (3.4)%		(172,244)

Net Assets — 100.0%		$5,124,719

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/21/23(a)	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$178,605	(b)	$—		$30	$28	$178,663	178,556	$113	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—	—		0	(b)	—	—	—	—	102		—
						$30	$28	$178,663		$215		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Copper and Metals Mining ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,116,214	$2,002,086	$—	$5,118,300
Short-Term Securities
Money Market Funds	178,663	—	—	178,663
	$3,294,877	$2,002,086	$—	$5,296,963

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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